Long-term debt (Details 2) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Short Term And Long Term Debt Letters Of Credit [Line Items]
Minimum term (in months) for which collateral in the form of cash and cash equivalents is pledged for.	1
Restricted cash and cash equivalents	463	448
Letter of Credit [Member]
Schedule Of Short Term And Long Term Debt Letters Of Credit [Line Items]
Letters Of Credit Drawn	487	481
Bilateral letter of credit facilities, description	The Company has a series of bilateral letter of credit facility agreements with various banks to support its requirements to post letters of credit in the ordinary course of business.
Bilateral letter of credit facilities, maximum borrowing capacity	511	503
Bilateral letter of credit facility amendment date	2014/03/14
Bilateral Letter Of Credit Facility Expiration Date	2017/04/28